Debt (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The following table summarizes the FCA Group's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31,
	2020					2019
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt
	(€ million)
Notes	€1,131	€5,073	€2,250	€7,323	€8,454	€1,450	€4,942	—	€4,942	€6,392
Borrowings from banks	1,842	8,288	40	8,328	10,170	2,097	1,511	88	1,599	3,696
Asset-backed financing (Note 15)	41	—	—	—	41	151	—	—	—	151
Lease liabilities	355	664	674	1,338	1,693	360	705	575	1,280	1,640
Other debt(1)	712	46	1	47	759	818	204	—	204	1,022
Total Debt	€4,081	€14,071	€2,965	€17,036	€21,117	€4,876	€7,362	€663	€8,025	€12,901
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(1) Debt at December 31, 2020, excludes €74 million of debt included within Liabilities held for sale. Refer to Note 3, Scope of consolidation.
Notes
The following table summarizes the notes outstanding at December 31, 2020 and 2019:

					At December 31,
	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2020	2019
Medium Term Note Programme:					(€ million)
Fiat Chrysler Finance Europe SENC(1)	EUR	1,000	4.750	March 22, 2021	1,000	1,000
Fiat Chrysler Finance Europe SENC(1)	EUR	1,350	4.750	July 15, 2022	1,350	1,350
FCA NV(1)	EUR	1,250	3.375	July 7, 2023	1,250	—
FCA NV(1)	EUR	1,250	3.750	March 29, 2024	1,250	1,250
FCA NV(1)	EUR	1,250	3.875	January 5, 2026	1,250	—
FCA NV(1)	EUR	1,000	4.500	July 7, 2028	1,000	—
Other(2)	EUR	7			7	7
Total Medium Term Note Programme					7,107	3,607

Other Notes:
FCA NV(1)	U.S.$	1,500	4.500	April 15, 2020	—	1,335
FCA NV(1)	U.S.$	1,500	5.250	April 15, 2023	1,223	1,335
Total Other Notes					1,223	2,670
Hedging effect, accrued interest and amortized cost valuation					124	115
Total Notes					€8,454	€6,392
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(1) Listing on the Irish Stock Exchange was obtained.
(2) Medium Term Notes with amounts outstanding equal to or less than the equivalent of €50 million.

Disclosure of finance lease and operating lease by lessee
Lease liabilities
The following table summarizes the FCA Group's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

	At December 31,
	2020	2019
	(€ million)
Long-term debt (non-current)	€1,338	€1,280
Short-term debt and current portion of long-term debt (current)	€355	€360
Maturity analysis - contractual undiscounted cash flows

At December 31, 2020
(€ million)
Due within one year	€419
Due between one and five years	868
Due beyond five years	993
Total undiscounted lease liabilities	€2,280
In addition, FCA entered into commitments relating to leases not yet commenced of €171 million, of which the most significant related to the investments in manufacturing facilities in Michigan, USA. In addition to the above, FCA entered into non-cancellable short term leases, which have not been classified as lease liabilities, of €18 million which is expected to be settled within the next 12 months.